CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 929,437	$ 737,741
Accounts payable	24,540,234	35,257,660
Accrued expenses and other current liabilities	32,634,753	28,145,099
Amounts due to related parties	5,885,724	5,746,328
Income tax payable	6,460,253	2,420,443
Bank borrowings	60,703,791	12,542,161
Other borrowings	4,126,402	8,671,050
Current film participation financing liabilities with unrelated parties	7,116,841	15,086,892
Current film participation financing liabilities with related party	36,704,809
Bank borrowings	20,000,000	18,025,553
Deferred income	1,358,577	813,681
Non-current film participation financing liabilities with related party	17,675,141
Non-current deferred tax liabilities	23,626	211,203
Bona Film Group Limited's ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Bona Film Group Limited's ordinary shares, shares authorized	85,000,000	85,000,000
Bona Film Group Limited's ordinary shares, shares issued	31,402,346	30,402,346
Bona Film Group Limited's ordinary shares, shares outstanding	30,160,235	29,737,257
Consolidated variable interest entities without recourse
Accounts payable	22,912,676	30,597,371
Accrued expenses and other current liabilities	29,639,438	24,589,125
Amounts due to related parties	5,200,900	5,084,036
Income tax payable	6,460,253	2,201,399
Bank borrowings	35,425,402	8,058,291
Other borrowings	4,126,402	8,671,050
Current film participation financing liabilities with unrelated parties	7,038,243	13,640,385
Current film participation financing liabilities with related party	36,704,809	0
Bank borrowings	0	8,025,553
Deferred income	873,330	42,720
Non-current film participation financing liabilities with related party	17,675,141	0
Non-current deferred tax liabilities	$ 23,626	$ 211,203